Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 3.55%
ABPCI Direct Lending Fund Series 2022-2A Class C 144A	8.24%	3-1-2032	$3,000,000	$ 2,448,403
Aqua Finance Trust Series 2019-A Class A 144A	3.14	7-16-2040	82,768	77,929
BREX Incorporated Series 2022-1 Class A 144A	4.63	7-15-2025	1,000,000	968,248
Cologix Data Centers Issuer Series 2021-1A Class C 144A	5.99	12-26-2051	2,400,000	2,015,885
Driven Brands Funding LLC Series 2019-2A Class A2 144A	3.98	10-20-2049	776,000	684,366
Dryden Senior Loan Fund Series 2019-80A Class DR (U.S. SOFR 3 Month +3.10%) 144A±	6.96	1-17-2033	3,000,000	2,539,119
NMEF Funding LLC Series 2022-A Class D 144A	6.75	10-16-2028	3,000,000	2,660,934
Sound Point CLO Limited Series 2022-1A Class D (U.S. SOFR 3 Month +3.30%) 144A±	7.36	4-25-2035	1,750,000	1,465,384
VB-S1 Issuer LLC Series 2022-1A Class F 144A	5.27	2-15-2052	1,500,000	1,245,754
Total Asset-backed securities (Cost $16,507,475)				14,106,022

	Shares
Common stocks: 26.50%
Communication services: 2.06%
Diversified telecommunication services: 0.43%
AT&T Incorporated #	44,329	816,097
Indus Towers Limited	38,085	87,674
PT Telekomunikasi Indonesia Persero Tbk	2,898,281	698,157
Saudi Telecom Company	9,311	90,607
		1,692,535
Entertainment: 0.03%
Live Nation Entertainment Incorporated †#	1,607	112,072
Interactive media & services: 1.11%
Alphabet Incorporated Class A †	36,407	3,212,190
Alphabet Incorporated Class C †#	3,220	285,711
Baidu Incorporated Class A	5,208	74,529
Tencent Holdings Limited	9,500	406,511
ZoomInfo Technologies Incorporated †#	14,862	447,495
		4,426,436
Media: 0.32%
Comcast Corporation Class A #	17,804	622,606
Publicis Groupe SA	10,401	661,567
		1,284,173
Wireless telecommunication services: 0.17%
America Movil SAB de CV ADR	3,017	54,909
SK Telecom Company Limited	16,079	603,185
		658,094
Consumer discretionary: 3.10%
Automobiles: 0.68%
Bajaj Auto Limited	2,432	106,300
Bayerische Motoren Werke AG	7,424	662,622
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  1

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Automobiles (continued)
General Motors Company #	13,550	$ 455,822
Honda Motor Company Limited	26,500	612,222
Kia Corporation	2,679	126,048
Stellantis NV	36,257	514,793
Tesla Motors Incorporated †#	1,849	227,760
		2,705,567
Hotels, restaurants & leisure: 0.39%
Airbnb Incorporated Class A †#	2,828	241,794
Chipotle Mexican Grill Incorporated †#	279	387,110
Papa John's International Incorporated #	4,649	382,659
Planet Fitness Incorporated Class A †#	5,615	442,462
Yum China Holdings Incorporated	1,500	84,364
		1,538,389
Household durables: 0.18%
Barratt Developments plc	106,947	513,037
Midea Group Company Limited Class A	27,099	201,926
		714,963
Internet & direct marketing retail: 0.94%
Alibaba Group Holding Limited	32,300	356,914
Amazon.com Incorporated †#	33,351	2,801,484
JD.com Incorporated Class A	20,000	564,222
		3,722,620
Multiline retail: 0.14%
Poya International Company Limited	3,700	59,890
Target Corporation #	3,284	489,447
		549,337
Specialty retail: 0.62%
China Yongda Automobile Service Holding Company	87,000	64,647
Chow Tai Fook Jewellery Company Limited	52,400	106,875
Five Below Incorporated #	2,945	520,882
Floor & Decor Holdings Incorporated Class A †#	5,502	383,104
Leslie's Incorporated †#	40,383	493,076
O'Reilly Automotive Incorporated †#	188	158,678
Petco Health & Wellness Company #	18,668	176,973
Ulta Beauty Incorporated †#	1,141	535,209
United Electronics Company	2,485	45,835
		2,485,279
Textiles, apparel & luxury goods: 0.15%
lululemon athletica Incorporated †	1,305	418,096
On Holding AG Class A †#	10,066	172,733
		590,829
Consumer staples: 0.99%
Beverages: 0.31%
Ambev SA †	29,200	79,809
See accompanying notes to portfolio of investments

2  |  Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Beverages (continued)
Constellation Brands Incorporated Class A #	1,254	$ 290,615
PepsiCo Incorporated #	4,723	853,257
		1,223,681
Food & staples retailing: 0.42%
Cencosud SA	53,709	88,328
Costco Wholesale Corporation #	2,380	1,086,470
Magnit PJSC (Acquired 4-29-2013, cost $32,870,257) ♦†>	1,041	0
Sysco Corporation #	4,445	339,820
Walmart de Mexico SAB de CV	38,300	135,381
		1,649,999
Food products: 0.19%
Archer Daniels Midland Company #	3,870	359,330
Grupo Bimbo SAB de CV Series A †	16,400	69,264
Inner Mongolia Yili Industrial Group Company Limited Class A	27,300	121,740
Minerva SA	25,124	61,659
Tingyi Holding Corporation	75,800	133,820
		745,813
Household products: 0.01%
PT Unilever Indonesia Tbk	148,000	44,683
Personal products: 0.06%
Colgate-Palmolive Company India Limited	7,320	135,933
The Estee Lauder Companies Incorporated Class A #	451	111,898
		247,831
Energy: 0.75%
Energy equipment & services: 0.02%
China Oilfield Services Limited H Shares †	74,800	90,943
Oil, gas & consumable fuels: 0.73%
ConocoPhillips #	10,166	1,199,588
Devon Energy Corporation #	16,130	992,156
Ecopetrol SA ADR	8,429	88,252
Industries Qatar †	14,023	49,498
Shell plc	19,335	543,704
		2,873,198
Financials: 4.35%
Banks: 1.38%
Absa Group Limited	10,647	121,501
Alinma Bank †	15,145	131,142
Bangkok Bank PCL	41,300	178,865
Bank of America Corporation #	22,784	754,606
Bank of Baroda	90,849	203,924
Bank of the Philippine Islands	33,620	61,670
Bank Pekao SA	3,078	60,768
BNP Paribas SA	11,539	657,740
China Construction Bank Class H	193,000	120,912
Credicorp Limited	492	66,745
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  3

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Banks (continued)
CTBC Financial Holding Company Limited	169,000	$ 121,517
DBS Group Holdings Limited	26,100	660,977
Grupo Financiero Banorte SAB de CV	7,700	55,415
Hana Financial Group Incorporated	3,671	122,241
KB Financial Group Incorporated	17,311	663,230
National Commercial Bank	8,592	115,644
Postal Savings Bank of China Company Limited Class H 144A	1,392,000	864,934
PT Bank Mandiri Persero Tbk	84,900	54,128
PT Bank Negara Indonesia Persero Tbk	197,050	116,768
Qatar National Bank †	18,231	90,368
RHB Bank Bhd	46,058	60,539
Standard Bank Group Limited	9,429	93,112
Tisco Financial Group PCL †	32,300	92,559
		5,469,305
Capital markets: 1.95%
3i Group plc	43,335	702,810
Ares Capital Corporation #	44,749	826,514
B3 Brasil Bolsa Balcao SA	28,600	71,461
Banco BTG Pactual SA †	16,804	76,012
BlackRock Incorporated #	307	217,549
China International Capital Corporation Limited Class H 144A	55,600	106,136
CME Group Incorporated #	4,276	719,052
Hong Kong Exchanges & Clearing Limited	2,000	86,401
Interactive Brokers Group Incorporated Class A #	4,433	320,728
Intercontinental Exchange Incorporated #	2,342	240,266
LPL Financial Holdings Incorporated #	3,822	826,202
Man Group plc	189,660	489,992
MarketAxess Holdings Incorporated #	1,346	375,386
Oaktree Specialty Lending Company	93,339	641,239
Raymond James Financial Incorporated #	753	80,458
The Charles Schwab Corporation	7,629	635,191
Tradeweb Markets Incorporated Class A #	20,388	1,323,793
		7,739,190
Consumer finance: 0.02%
360 DigiTech Incorporated ADR Class A	4,616	93,982
Diversified financial services: 0.22%
LIC Housing Finance Limited	32,948	164,939
ORIX Corporation	44,200	713,484
		878,423
Insurance: 0.67%
AXA SA	32,445	904,909
BB Seguridade Participacoes SA	133,703	851,249
Ping An Insurance Group Company Class H	20,700	136,975
Progressive Corporation #	1,100	142,681
Sompo Holdings Incorporated	14,200	634,045
		2,669,859
Mortgage REITs: 0.11%
Starwood Property Trust Incorporated #	22,797	417,869
See accompanying notes to portfolio of investments

4  |  Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Health care: 3.62%
Biotechnology: 0.74%
AbbVie Incorporated #	4,146	$ 670,035
Argenx SE †#	200	75,766
BioMarin Pharmaceutical Incorporated †#	2,299	237,924
Gilead Sciences Incorporated #	9,252	794,284
Horizon Therapeutics plc †#	4,407	501,517
Seagen Incorporated #	1,574	202,275
Vertex Pharmaceuticals Incorporated †#	1,215	350,868
Zhejiang NHU Company Limited †	45,648	123,121
		2,955,790
Health care equipment & supplies: 0.74%
Boston Scientific Corporation †#	23,469	1,085,911
Edwards Lifesciences Corporation †#	2,599	193,911
Hologic Incorporated #	3,760	281,286
Insulet Corporation †#	1,261	371,226
Intuitive Surgical Incorporated †	2,174	576,871
iRhythm Technologies Incorporated †#	1,120	104,910
Penumbra Incorporated #	397	88,317
Stryker Corporation #	938	229,332
		2,931,764
Health care providers & services: 0.84%
Cardinal Health Incorporated #	1,513	116,304
CVS Health Corporation #	6,585	613,656
Elevance Health Incorporated #	927	475,523
UnitedHealth Group Incorporated #	4,013	2,127,612
		3,333,095
Health care technology: 0.09%
Veeva Systems Incorporated Class A #	2,240	361,491
Life sciences tools & services: 0.22%
Agilent Technologies Incorporated #	792	118,523
Bio-Techne Corporation #	1,540	127,635
Repligen Corporation †#	1,574	266,494
Thermo Fisher Scientific Incorporated #	238	131,064
West Pharmaceutical Services Incorporated #	955	224,759
		868,475
Pharmaceuticals: 0.99%
Bristol-Myers Squibb Company #	13,314	957,942
Catalent Incorporated †	1,155	51,987
China Medical System Holding Limited	334,000	525,469
GSK plc	36,932	641,873
Pfizer Incorporated #	14,788	757,737
Revance Therapeutics Incorporated #	6,942	128,149
Royalty Pharma plc Class A #	5,184	204,872
Sanofi SA	5,153	495,560
Zoetis Incorporated #	1,007	147,576
		3,911,165
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  5

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Industrials: 2.30%
Aerospace & defense: 0.02%
TransDigm Group Incorporated #	110	$ 69,262
Air freight & logistics: 0.05%
United Parcel Service Incorporated Class B #	1,060	184,270
Airlines: 0.02%
Copa Holdings SA Class A	710	59,051
Commercial services & supplies: 0.38%
Casella Waste Systems Incorporated Class A †#	3,693	292,892
Copart Incorporated †#	18,410	1,120,985
Country Garden Services Holdings Company Limited	39,000	97,132
		1,511,009
Construction & engineering: 0.04%
China Communications Services Corporation Limited H Shares	148,000	54,039
China State Construction International Holdings	108,500	121,908
		175,947
Electrical equipment: 0.60%
Nari Technology Company Limited	18,288	64,190
nVent Electric plc #	20,520	789,404
Schneider Electric SE	5,032	704,124
Shoals Technologies Group Class A †#	11,718	289,083
Signify NV 144A	16,216	544,707
		2,391,508
Industrial conglomerates: 0.19%
Siemens AG	4,444	616,708
The Bidvest Group Limited	11,210	141,444
		758,152
Machinery: 0.32%
Doosan Bobcat Incorporated	2,960	80,989
Fortive Corporation #	4,346	279,231
Hillenbrand Incorporated #	19,437	829,377
Zoomlion Heavy Industry Science and Technology Company Limited Class H	180,800	85,473
		1,275,070
Marine: 0.25%
A.P. Moller-Mærsk AS Class B	182	409,230
SITC International Holdings Incorporated	269,000	598,279
		1,007,509
Road & rail: 0.26%
J.B. Hunt Transport Services Incorporated #	1,318	229,806
Union Pacific Corporation	3,858	798,876
		1,028,682
See accompanying notes to portfolio of investments

6  |  Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Trading companies & distributors: 0.15%
BOC Aviation Limited 144A	11,900	$ 99,326
United Rentals Incorporated †#	1,391	494,389
		593,715
Transportation infrastructure: 0.02%
China Merchants Port Holdings Company Limited †	60,000	87,939
Information technology: 7.73%
Communications equipment: 0.42%
Arista Networks Incorporated †#	2,767	335,775
Cisco Systems Incorporated #	13,729	654,050
Nokia Oyj	146,315	677,707
		1,667,532
Electronic equipment, instruments & components: 0.10%
Delta Electronics Incorporated	6,000	55,929
Hon Hai Precision Industry Company Limited	23,900	77,682
Trimble Incorporated †	2,501	126,451
Zebra Technologies Corporation Class A †#	568	145,641
		405,703
IT services: 1.70%
Accenture plc Class A #	2,477	660,963
Capgemini SE	3,566	595,296
DigitalOcean Holdings Incorporated †#	8,777	223,550
Flywire Corporation †#	13,640	333,771
Infosys Limited ADR	12,001	216,138
MasterCard Incorporated Class A #	5,401	1,878,090
MongoDB Incorporated †#	1,724	339,352
PayPal Holdings Incorporated †#	6,015	428,388
Tech Mahindra Limited	4,323	53,111
Thoughtworks Holding Incorporated #	27,630	281,550
Visa Incorporated Class A #	8,375	1,739,990
		6,750,199
Semiconductors & semiconductor equipment: 1.86%
Allegro MicroSystems Incorporated †#	24,388	732,128
ASM Pacific Technology	7,700	54,898
Broadcom Incorporated #	1,410	788,373
KLA Corporation #	1,777	669,982
Mediatek Incorporated †	5,000	101,674
Microchip Technology Incorporated #	19,911	1,398,748
Monolithic Power Systems Incorporated #	2,438	862,101
NVIDIA Corporation #	5,650	825,691
Qualcomm Incorporated #	6,041	664,148
Realtek Semiconductor Corporation	10,000	91,425
Taiwan Semiconductor Manufacturing Company Limited	51,800	755,878
Taiwan Semiconductor Manufacturing Company Limited ADR #	4,980	370,960
Vanguard International Semiconductor Corporation †	25,000	63,038
		7,379,044
Software: 2.29%
Black Knight Incorporated †#	5,787	357,347
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  7

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Software (continued)
Crowdstrike Holdings Incorporated Class A †#	2,293	$ 241,430
Dynatrace Incorporated #	6,334	242,592
Fair Isaac Corporation †#	661	395,661
Intuit Incorporated #	655	254,939
Jamf Holding Corporation †#	3,886	82,772
Microsoft Corporation #	25,824	6,193,112
Open Text Corporation (Toronto Exchange)	19,271	571,014
Palo Alto Networks Incorporated †#	1,908	266,242
Paycor HCM Incorporated †#	8,115	198,574
ServiceNow Incorporated †#	570	221,314
Sprout Social Incorporated Class A †	924	52,169
Workiva Incorporated †	174	14,611
		9,091,777
Technology hardware, storage & peripherals: 1.36%
Advantech Company Limited †	9,300	100,155
Apple Incorporated #	34,630	4,499,476
Lenovo Group Limited	66,000	54,201
Samsung Electronics Company Limited	6,916	303,566
Samsung Electronics Company Limited GDR 144A†	383	423,215
		5,380,613
Materials: 0.72%
Chemicals: 0.21%
Linde plc #	2,235	729,012
Petronas Chemicals Group Bhd	30,400	59,351
Sociedad Quimica Minera de Chile	619	49,421
		837,784
Metals & mining: 0.36%
Alrosa PJSC (Acquired 5-6-2021, cost $1,726,284) ♦†>	42,660	0
Baoshan Iron & Steel Company Limited Class A	102,900	82,744
Companhia Brasileira de Aluminio †	28,500	61,452
Fortescue Metals Group Limited	30,230	422,139
Ganfeng Lithium Company Limited Class H 144A	8,120	60,649
Reliance Steel & Aluminum Company #	2,684	543,349
Southern Copper Corporation	2,329	140,648
Vale SA †	7,000	118,594
		1,429,575
Paper & forest products: 0.15%
Louisiana-Pacific Corporation #	9,936	588,211
Real estate: 0.47%
Equity REITs: 0.31%
Embassy Office Parks REIT	31,348	127,336
Equinix Incorporated #	187	122,491
SBA Communications Corporation #	827	231,816
Simon Property Group Incorporated #	6,581	773,136
		1,254,779
Real estate management & development: 0.16%
CBRE Group Incorporated Class A †#	4,167	320,692
See accompanying notes to portfolio of investments

8  |  Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Real estate management & development (continued)
China Resources Land Limited	47,050	$ 215,495
China Vanke Company Limited H Shares	44,700	90,483
		626,670
Utilities: 0.41%
Electric utilities: 0.32%
EDP Energias do Brasil SA	157,116	620,151
Power Grid Corporation of India Limited	42,379	109,469
SSE plc	26,677	552,140
		1,281,760
Gas utilities: 0.09%
ENN Energy Holdings Limited	8,400	117,948
Gail India Limited	83,115	96,497
Mahanagar Gas Limited	13,325	135,014
		349,459
Total Common stocks (Cost $104,866,212)		105,172,070

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 40.35%
Communication services: 6.07%
Diversified telecommunication services: 0.26%
Cablevision Lightpath LLC 144A	3.88%	9-15-2027	$550,000	453,279
Cablevision Lightpath LLC 144A	5.63	9-15-2028	375,000	278,598
Level 3 Financing Incorporated 144A	3.63	1-15-2029	400,000	292,896
				1,024,773
Entertainment: 0.64%
Dave & Buster's Incorporated 144A	7.63	11-1-2025	325,000	326,625
Live Nation Entertainment Incorporated 144A	3.75	1-15-2028	730,000	622,017
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	545,000	515,400
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	1,115,000	1,091,083
				2,555,125
Media: 5.17%
CCO Holdings LLC 144A	4.25	1-15-2034	630,000	464,968
CCO Holdings LLC 144A	4.50	8-15-2030	1,700,000	1,404,464
CCO Holdings LLC 144A	5.13	5-1-2027	1,520,000	1,416,746
Cinemark USA Incorporated 144A«	5.25	7-15-2028	1,080,000	801,997
Cinemark USA Incorporated 144A	5.88	3-15-2026	200,000	166,591
Cinemark USA Incorporated 144A	8.75	5-1-2025	935,000	944,181
Clear Channel Outdoor Holdings 144A	7.50	6-1-2029	1,165,000	855,425
CSC Holdings LLC 144A	4.13	12-1-2030	1,025,000	723,476
CSC Holdings LLC 144A	5.75	1-15-2030	1,800,000	1,015,182
DIRECTV Financing LLC 144A	5.88	8-15-2027	1,010,000	903,607
DISH DBS Corporation 144A	5.75	12-1-2028	750,000	598,594
DISH Network Corporation 144A	11.75	11-15-2027	225,000	231,728
Gray Escrow II Incorporated 144A	5.38	11-15-2031	2,975,000	2,143,934
Lamar Media Corporation	4.00	2-15-2030	460,000	402,040
Lamar Media Corporation	4.88	1-15-2029	605,000	555,497
Match Group Holdings II LLC 144A	5.63	2-15-2029	1,170,000	1,088,100
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  9

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
Nexstar Broadcasting Incorporated 144A	4.75%	11-1-2028	$200,000	$ 173,000
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	650,000	596,282
Outfront Media Capital Corporation 144A	4.63	3-15-2030	775,000	641,176
Outfront Media Capital Corporation 144A	5.00	8-15-2027	290,000	261,071
QVC Incorporated	4.38	9-1-2028	810,000	483,975
QVC Incorporated	4.75	2-15-2027	735,000	520,196
QVC Incorporated	5.95	3-15-2043	500,000	245,000
Salem Media Group Incorporated 144A	6.75	6-1-2024	180,000	174,599
Scripps Escrow II Incorporated 144A«	5.38	1-15-2031	1,650,000	1,322,490
Scripps Escrow II Incorporated 144A	5.88	7-15-2027	925,000	825,563
Townsquare Media Incorporated 144A	6.88	2-1-2026	1,755,000	1,557,565
				20,517,447
Consumer discretionary: 5.42%
Auto components: 0.31%
Allison Transmission Incorporated 144A	5.88	6-1-2029	565,000	530,592
Clarios Global LP 144A	6.75	5-15-2025	685,000	686,583
				1,217,175
Automobiles: 0.05%
Ford Motor Company	3.25	2-12-2032	245,000	183,736
Diversified consumer services: 0.24%
Grand Canyon University «	5.13	10-1-2028	1,000,000	940,790
Hotels, restaurants & leisure: 3.10%
Carnival Corporation 144A	4.00	8-1-2028	650,000	530,017
Carnival Corporation 144A	6.00	5-1-2029	755,000	503,118
Carnival Corporation 144A	9.88	8-1-2027	680,000	642,600
Carnival Corporation 144A	10.50	2-1-2026	190,000	190,904
Carnival Holdings Bermuda Limited 144A	10.38	5-1-2028	505,000	518,438
CCM Merger Incorporated 144A	6.38	5-1-2026	2,575,000	2,426,474
Cedar Fair LP 144A	5.50	5-1-2025	465,000	459,939
Churchill Downs Incorporated 144A	4.75	1-15-2028	570,000	510,076
Las Vegas Sands Corporation	3.20	8-8-2024	970,000	916,835
MGM Resorts International	6.75	5-1-2025	385,000	387,006
NCL Corporation Limited 144A	5.88	3-15-2026	1,350,000	1,060,385
NCL Corporation Limited 144A	5.88	2-15-2027	785,000	680,046
NCL Corporation Limited 144A	7.75	2-15-2029	495,000	372,507
Royal Caribbean Cruises Limited 144A	5.38	7-15-2027	160,000	129,552
Royal Caribbean Cruises Limited 144A	5.50	8-31-2026	215,000	180,869
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	450,000	359,120
Royal Caribbean Cruises Limited 144A«	9.25	1-15-2029	585,000	601,146
Royal Caribbean Cruises Limited 144A	11.63	8-15-2027	1,055,000	1,059,463
Six Flags Entertainment Company 144A«	5.50	4-15-2027	285,000	256,685
Six Flags Entertainment Company 144A	7.00	7-1-2025	522,000	525,556
				12,310,736
Household durables: 0.11%
Newell Brands Incorporated	4.45	4-1-2026	490,000	460,990
Multiline retail: 0.34%
LSF9 Atlantis Holdings LLC 144A	7.75	2-15-2026	833,000	737,255
See accompanying notes to portfolio of investments

10  |  Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Multiline retail (continued)
Macy's Retail Holdings LLC 144A	5.88%	4-1-2029	$570,000	$ 504,680
Macy's Retail Holdings LLC 144A	6.13	3-15-2032	155,000	130,282
				1,372,217
Specialty retail: 0.96%
Bath & Body Works Incorporated 144A	9.38	7-1-2025	410,000	436,726
GAP Incorporated 144A#	3.88	10-1-2031	1,195,000	833,650
Michaels Companies Incorporated 144A	7.88	5-1-2029	780,000	521,171
NMG Holding Company Incorporated 144A	7.13	4-1-2026	995,000	932,581
Rent-A-Center Incorporated 144A«	6.38	2-15-2029	1,345,000	1,088,035
				3,812,163
Textiles, apparel & luxury goods: 0.31%
G-III Apparel Group Limited 144A	7.88	8-15-2025	1,305,000	1,217,175
Consumer staples: 0.38%
Food & staples retailing: 0.12%
PetSmart Incorporated 144A	4.75	2-15-2028	520,000	470,864
Food products: 0.26%
CHS Incorporated 144A	5.25	5-15-2030	750,000	565,528
US Foods Incorporated 144A	6.25	4-15-2025	460,000	455,185
				1,020,713
Energy: 7.29%
Energy equipment & services: 1.84%
Bristow Group Incorporated 144A	6.88	3-1-2028	2,100,000	1,932,703
Hilcorp Energy Company 144A	6.25	11-1-2028	1,100,000	995,500
Oceaneering International Incorporated	4.65	11-15-2024	920,000	878,636
Oceaneering International Incorporated	6.00	2-1-2028	600,000	552,641
Pattern Energy Operations LP 144A	4.50	8-15-2028	2,425,000	2,174,339
USA Compression Partners LP	6.88	4-1-2026	725,000	695,485
USA Compression Partners LP	6.88	9-1-2027	75,000	70,125
				7,299,429
Oil, gas & consumable fuels: 5.45%
Aethon United 144A	8.25	2-15-2026	1,195,000	1,185,376
Archrock Partners LP 144A	6.25	4-1-2028	190,000	173,852
Archrock Partners LP 144A	6.88	4-1-2027	945,000	902,158
Buckeye Partners LP 144A	4.50	3-1-2028	475,000	417,523
Buckeye Partners LP	5.85	11-15-2043	425,000	316,658
CQP Holdco LP 144A	5.50	6-15-2031	1,415,000	1,236,017
Crestwood Midstream Partners LP	5.75	4-1-2025	25,000	24,320
DT Midstream Incorporated 144A	4.13	6-15-2029	190,000	163,231
DT Midstream Incorporated 144A	4.38	6-15-2031	1,195,000	1,002,486
Encino Acquisition Partners Company 144A	8.50	5-1-2028	1,700,000	1,553,783
EnLink Midstream Partners LP	5.38	6-1-2029	1,620,000	1,498,950
EnLink Midstream Partners LP	5.60	4-1-2044	1,175,000	969,101
EnLink Midstream Partners LP 144A	6.50	9-1-2030	645,000	638,357
Enviva Partners LP 144A	6.50	1-15-2026	3,005,000	2,830,229
EQM Midstream Partners 144A	7.50	6-1-2027	15,000	14,689
EQM Midstream Partners 144A	7.50	6-1-2030	945,000	910,526
Harvest Midstream LP 144A	7.50	9-1-2028	690,000	658,564
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  11

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Hess Midstream Operation Company 144A	5.50%	10-15-2030	$145,000	$ 132,654
Kinetik Holdings LP Company 144A	5.88	6-15-2030	975,000	914,338
Murphy Oil Corporation	6.38	7-15-2028	340,000	327,265
Nabors Industries Limited 144A	7.38	5-15-2027	845,000	818,547
Occidental Petroleum Corporation	6.45	9-15-2036	1,950,000	1,989,000
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	575,000	482,762
Southwestern Energy Company	4.75	2-1-2032	1,390,000	1,187,880
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	1,385,000	1,197,651
Venture Global LNG Incorporated 144A	3.88	11-1-2033	110,000	89,859
				21,635,776
Financials: 8.50%
Banks: 1.94%
Bank of America Corporation (5 Year Treasury Constant Maturity +2.76%) ʊ±	4.38	1-27-2027	1,500,000	1,270,396
Citigroup Incorporated (U.S. SOFR +3.23%) ʊ±	4.70	1-30-2025	1,000,000	831,201
Citizens Financial Group Incorporated (5 Year Treasury Constant Maturity +5.31%) ʊ±	5.65	10-6-2025	2,000,000	1,915,255
Fifth Third Bancorp (5 Year Treasury Constant Maturity +4.22%) ʊ±	4.50	9-30-2025	2,000,000	1,858,035
JPMorgan Chase & Company (U.S. SOFR +3.13%) ʊ±	4.60	2-1-2025	1,000,000	881,250
SVB Financial Group (10 Year Treasury Constant Maturity +3.06%) ʊ±	4.70	11-15-2031	1,500,000	944,595
				7,700,732
Capital markets: 0.44%
MSCI Incorporated 144A	4.00	11-15-2029	645,000	561,817
Oppenheimer Holdings Incorporated	5.50	10-1-2025	1,215,000	1,184,625
				1,746,442
Consumer finance: 2.66%
FirstCash Incorporated 144A	4.63	9-1-2028	405,000	355,574
FirstCash Incorporated 144A	5.63	1-1-2030	725,000	645,297
Ford Motor Credit Company LLC	4.39	1-8-2026	1,675,000	1,560,196
Ford Motor Credit Company LLC	5.11	5-3-2029	2,075,000	1,879,006
Ford Motor Credit Company LLC	5.13	6-16-2025	230,000	221,109
LFS TopCo LLC 144A	5.88	10-15-2026	705,000	568,055
Navient Corporation	5.00	3-15-2027	1,055,000	923,561
Navient Corporation	5.63	8-1-2033	675,000	480,860
OneMain Finance Corporation	3.50	1-15-2027	355,000	293,929
OneMain Finance Corporation	5.38	11-15-2029	200,000	163,580
OneMain Finance Corporation	7.13	3-15-2026	720,000	684,634
PECF USS Intermediate Holding III Corporation 144A	8.00	11-15-2029	515,000	334,590
PRA Group Incorporated 144A	5.00	10-1-2029	1,465,000	1,208,625
Rocket Mortgage LLC 144A	2.88	10-15-2026	890,000	762,875
Rocket Mortgage LLC 144A	4.00	10-15-2033	615,000	459,319
				10,541,210
Diversified financial services: 0.76%
Camelot Return Merger Sub Incorporated 144A	8.75	8-1-2028	480,000	440,462
Hat Holdings LLC 144A	3.38	6-15-2026	370,000	321,456
Hat Holdings LLC 144A	3.75	9-15-2030	435,000	319,645
Hat Holdings LLC 144A	6.00	4-15-2025	345,000	334,057
See accompanying notes to portfolio of investments

12  |  Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services (continued)
LPL Holdings Incorporated 144A	4.38%	5-15-2031	$1,025,000	$ 871,403
United Wholesale Mortgage LLC 144A	5.50	11-15-2025	795,000	715,993
				3,003,016
Insurance: 0.96%
Amwins Group Incorporated 144A	4.88	6-30-2029	660,000	559,777
AssuredPartners Incorporated 144A	5.63	1-15-2029	775,000	637,852
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	1,600,000	1,361,730
HUB International Limited 144A	5.63	12-1-2029	325,000	283,849
HUB International Limited 144A	7.00	5-1-2026	280,000	274,117
Ryan Specialty Group LLC 144A#	4.38	2-1-2030	810,000	701,376
				3,818,701
Mortgage REITs: 0.66%
Blackstone Mortgage Trust Incorporated 144A	3.75	1-15-2027	720,000	619,131
Starwood Property Trust Incorporated 144A	4.38	1-15-2027	930,000	813,820
Starwood Property Trust Incorporated	4.75	3-15-2025	1,260,000	1,202,354
				2,635,305
Thrifts & mortgage finance: 1.08%
Enact Holdings Incorporated 144A	6.50	8-15-2025	1,990,000	1,952,906
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	600,000	504,018
Ladder Capital Finance Holdings LP 144A	4.75	6-15-2029	615,000	496,526
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	1,210,000	1,136,844
United Wholesale Mortgage LLC 144A	5.50	4-15-2029	265,000	210,802
				4,301,096
Health care: 1.02%
Health care providers & services: 0.90%
180 Medical Incorporated 144A	3.88	10-15-2029	780,000	670,566
Air Methods Corporation 144A	8.00	5-15-2025	515,000	25,750
Davita Incorporated 144A	4.63	6-1-2030	560,000	450,479
Pediatrix Medical Group 144A«	5.38	2-15-2030	640,000	556,140
Select Medical Corporation 144A	6.25	8-15-2026	750,000	713,123
Tenet Healthcare Corporation 144A	4.88	1-1-2026	475,000	449,180
Toledo Hospital	6.02	11-15-2048	1,000,000	703,700
				3,568,938
Health care technology: 0.12%
IQVIA Incorporated 144A	5.00	10-15-2026	500,000	477,424
Industrials: 5.16%
Aerospace & defense: 0.88%
Spirit AeroSystems Incorporated 144A	7.50	4-15-2025	230,000	227,277
Spirit AeroSystems Incorporated 144A	9.38	11-30-2029	1,155,000	1,215,869
TransDigm Group Incorporated 144A	6.25	3-15-2026	145,000	142,998
TransDigm Group Incorporated	6.38	6-15-2026	375,000	364,858
TransDigm Group Incorporated	7.50	3-15-2027	1,565,000	1,548,422
				3,499,424
Airlines: 1.03%
American Airlines Group Incorporated 144A	5.75	4-20-2029	815,000	744,874
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  13

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines (continued)
Hawaiian Airlines Incorporated	3.90%	7-15-2027	$457,690	$ 391,558
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	1,745,000	1,579,225
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	1,040,000	1,043,349
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	315,000	316,616
				4,075,622
Commercial services & supplies: 1.37%
Allied Universal Holdco LLC 144A	6.00	6-1-2029	1,425,000	1,034,207
Allied Universal Holdco LLC 144A	6.63	7-15-2026	600,000	549,000
Aramark Services Incorporated 144A	6.38	5-1-2025	705,000	696,336
CoreCivic Incorporated «	8.25	4-15-2026	2,210,000	2,266,355
Northern Light Health	5.02	7-1-2036	1,000,000	892,109
				5,438,007
Machinery: 0.71%
Chart Industries Incorporated 144A	9.50	1-1-2031	190,000	194,866
Chart Industries Incorporated 144A	7.50	1-1-2030	190,000	191,005
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	600,000	601,500
TK Elevator US Newco Incorporated 144A	5.25	7-15-2027	1,365,000	1,211,492
Werner FinCo LP 144A	8.75	7-15-2025	945,000	633,150
				2,832,013
Road & rail: 0.65%
Uber Technologies Incorporated 144A	4.50	8-15-2029	1,580,000	1,376,583
Uber Technologies Incorporated 144A	8.00	11-1-2026	1,200,000	1,204,130
				2,580,713
Trading companies & distributors: 0.52%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	795,000	678,222
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	1,107,000	1,040,806
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	350,000	350,875
				2,069,903
Information technology: 2.15%
Communications equipment: 0.32%
Ciena Corporation 144A	4.00	1-31-2030	475,000	418,052
CommScope Technologies LLC 144A	4.75	9-1-2029	255,000	205,581
CommScope Technologies LLC 144A	5.00	3-15-2027	910,000	618,073
				1,241,706
Electronic equipment, instruments & components: 0.28%
Wesco Distribution Incorporated 144A	7.13	6-15-2025	1,105,000	1,118,826
IT services: 0.78%
Sabre GLBL Incorporated 144A	7.38	9-1-2025	225,000	216,234
Sabre GLBL Incorporated 144A	9.25	4-15-2025	2,410,000	2,400,666
Sabre GLBL Incorporated 144A	11.25	12-15-2027	465,000	478,822
				3,095,722
See accompanying notes to portfolio of investments

14  |  Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Semiconductors & semiconductor equipment: 0.08%
QORVO Incorporated 144A	3.38%	4-1-2031	$390,000	$ 313,341
Software: 0.69%
MPH Acquisition Holdings LLC 144A	5.50	9-1-2028	380,000	296,438
MPH Acquisition Holdings LLC 144A«	5.75	11-1-2028	1,405,000	934,342
NCR Corporation 144A	5.75	9-1-2027	800,000	765,540
NCR Corporation 144A	6.13	9-1-2029	200,000	187,011
SS&C Technologies Incorporated 144A	5.50	9-30-2027	600,000	561,838
				2,745,169
Materials: 1.59%
Chemicals: 0.63%
Avient Corporation 144A	7.13	8-1-2030	260,000	254,158
Celanese US Holding LLC	6.05	3-15-2025	1,455,000	1,449,339
Chemours Company 144A«	4.63	11-15-2029	955,000	780,713
				2,484,210
Containers & packaging: 0.88%
Ball Corporation	2.88	8-15-2030	455,000	363,145
Berry Global Incorporated 144A	5.63	7-15-2027	1,205,000	1,175,525
Clydesdale Acquisition Holdings Incorporated 144A	8.75	4-15-2030	1,075,000	920,169
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	740,000	761,837
Sealed Air Corporation 144A	5.00	4-15-2029	290,000	272,600
				3,493,276
Metals & mining: 0.08%
Arches Buyer Incorporated 144A	4.25	6-1-2028	420,000	328,483
Real estate: 1.08%
Equity REITs: 1.08%
Iron Mountain Incorporated 144A	4.50	2-15-2031	925,000	760,295
Iron Mountain Incorporated 144A	5.25	7-15-2030	1,615,000	1,403,435
MPT Operating Partnership LP	3.50	3-15-2031	1,620,000	1,110,483
Service Properties Trust Company	4.35	10-1-2024	520,000	472,717
Service Properties Trust Company	4.75	10-1-2026	90,000	70,826
Service Properties Trust Company	4.95	2-15-2027	580,000	456,808
				4,274,564
Utilities: 1.69%
Electric utilities: 0.51%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	113,000	109,610
PG&E Corporation	5.25	7-1-2030	2,100,000	1,911,000
				2,020,610
Independent power & renewable electricity producers: 1.18%
NSG Holdings LLC 144A	7.75	12-15-2025	1,173,238	1,135,108
TerraForm Power Operating LLC 144A	5.00	1-31-2028	2,530,000	2,276,975
Vistra Operations Company LLC 144A	4.38	5-1-2029	740,000	637,597
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  15

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Independent power & renewable electricity producers (continued)
Vistra Operations Company LLC 144A	5.63%	2-15-2027		$320,000	$ 303,572
Vistra Operations Company LLC 144A	7.00	8-1-2049		375,000	341,225
					4,694,477
Total Corporate bonds and notes (Cost $181,438,058)					160,138,039
Foreign corporate bonds and notes : 3.31%
Financials: 3.31%
Banks: 3.31%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.90%) ʊ±	4.75	9-22-2027	EUR	3,000,000	2,721,554
AIB Group plc (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +6.63%) ʊ±	6.25	6-23-2025	EUR	2,000,000	1,999,501
Banco Santander SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +4.53%) ʊ±	4.38	1-14-2026	EUR	3,000,000	2,725,471
Bankia SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +6.22%) ʊ±	6.38	9-19-2023	EUR	3,000,000	3,126,781
Commerzbank AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +6.36%) ʊ±	6.13	10-9-2025	EUR	2,600,000	2,581,612
Total Foreign corporate bonds and notes (Cost $15,840,646)					13,154,919
Loans: 2.87%
Communication services: 0.56%
Diversified telecommunication services: 0.31%
Intelsat Jackson Holdings SA (U.S. SOFR 1 Month +4.50%) ±	7.44	2-1-2029		$1,274,450	1,228,022
Entertainment: 0.09%
Dave & Buster's Incorporated (U.S. SOFR 1 Month +5.00%) ±	9.44	6-29-2029		349,125	347,163
Media: 0.16%
Clear Channel Outdoor Holdings (1 Month LIBOR +3.50%) ±	7.91	8-21-2026		373,072	339,096
Hubbard Radio LLC (3 Month LIBOR +4.25%) ±	8.64	3-28-2025		337,821	296,718
					635,814
Consumer discretionary: 0.07%
Multiline retail: 0.07%
LSF9 Atlantis Holdings LLC (U.S. SOFR 1 Month +7.25%) ±	11.83	3-31-2029		296,250	287,214
Energy: 0.22%
Oil, gas & consumable fuels: 0.22%
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	9.23	9-29-2028		556,327	550,647
M6 ETX Holdings II MidCo LLC (U.S. SOFR 1 Month +4.50%) ±	9.16	9-19-2029		349,125	348,797
					899,444
See accompanying notes to portfolio of investments

16  |  Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials: 0.51%
Diversified financial services: 0.32%
Resolute Investment Managers Incorporated (3 Month LIBOR +4.50%) ‡±	8.98%	4-30-2024	$293,666	$ 234,922
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) ±	7.88	5-30-2025	1,090,771	1,046,322
				1,281,244
Insurance: 0.09%
Asurion LLC (1 Month LIBOR +5.25%) ±	9.63	1-31-2028	435,000	337,486
Mortgage REITs: 0.10%
Claros Mortgage Trust Incorporated (U.S. SOFR 1 Month +4.50%) ‡±	8.92	8-9-2026	405,900	400,319
Health care: 0.34%
Health care equipment & supplies: 0.12%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	8.05	8-31-2026	490,884	484,081
Pharmaceuticals: 0.22%
Bausch Health Companies Incorporated (U.S. SOFR 1 Month +5.25%) ±	9.67	2-1-2027	1,131,000	855,794
Industrials: 1.17%
Airlines: 0.49%
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	10.00	6-21-2027	1,372,500	1,409,901
SkyMiles IP Limited (3 Month LIBOR +3.75%) ±	7.99	10-20-2027	535,000	544,630
				1,954,531
Commercial services & supplies: 0.50%
The Geo Group Incorporated (U.S. SOFR 1 Month +7.13%) ±	11.45	3-23-2027	1,973,777	1,972,553
Machinery: 0.18%
Chart Industries Incorporated (CME Term SOFR 1 Month +3.75%) ‡<±	7.97	12-7-2029	180,000	177,863
Werner FinCo LP (3 Month LIBOR +4.00%) ±	8.73	7-24-2024	602,287	540,053
				717,916
Total Loans (Cost $11,804,224)				11,401,581
Municipal obligations: 3.68%
California: 0.63%
Education revenue: 0.42%
California School Finance Authority Charter School 144A	4.25	7-1-2025	530,000	535,946
California School Finance Authority Charter School 144A	5.00	6-15-2031	1,235,000	1,123,562
				1,659,508
Health revenue: 0.01%
California Municipal Finance Authority Series 2019B 144A	4.25	11-1-2023	65,000	64,025
Tobacco revenue: 0.20%
Golden State Tobacco Securitization Corporation	4.21	6-1-2050	1,000,000	779,822
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  17

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Colorado: 0.11%
Health revenue: 0.11%
Denver CO Health & Hospital Authority Series B	5.15%	12-1-2026	$445,000	$ 430,845
Florida: 0.51%
Education revenue: 0.24%
Capital Trust Agency Renaissance Charter School Project Series B 144A	5.63	6-15-2023	105,000	104,067
Florida HEFAR Jacksonville University Project Series A2 144A	5.43	6-1-2027	835,000	834,211
				938,278
Water & sewer revenue: 0.27%
Charlotte County IDA Town & Country Utilities Project Series B 144A	5.00	10-1-2036	1,250,000	1,066,010
Georgia: 0.07%
Health revenue: 0.07%
Cobb County GA Development Authority Presbyterian Village Austell Project Series 2019B 144A	5.75	12-1-2028	300,000	286,958
Guam: 0.13%
Airport revenue: 0.13%
Guam International Airport Authority Series A	4.46	10-1-2043	675,000	525,974
Illinois: 0.66%
Miscellaneous revenue: 0.66%
Chicago IL Board of Education Taxable Build America Bonds Series E	6.04	12-1-2029	1,255,000	1,176,477
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	1,447,000	1,447,781
				2,624,258
Indiana: 0.11%
Health revenue: 0.11%
Knox County IN Good Samaritian Hospital Project Industry Economic Development Series B	5.90	4-1-2034	480,000	448,042
Iowa: 0.28%
GO revenue: 0.28%
Coralville IA Series C	5.00	5-1-2030	1,200,000	1,114,687
Louisiana: 0.18%
Health revenue: 0.18%
Louisiana Local Government Environmental Facilities & CDA	5.75	1-1-2029	745,000	698,509
New Jersey: 0.23%
Education revenue: 0.23%
New Jersey Educational Facilities Authority Georgian Court University Series H	4.25	7-1-2028	1,000,000	929,867
See accompanying notes to portfolio of investments

18  |  Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York: 0.28%
Education revenue: 0.14%
Yonkers Economic Development Corporation Series 2019B	4.50%	10-15-2024	$545,000	$ 529,984
Health revenue: 0.05%
Jefferson County NY Civic Facility Development Corporation Refunding Bond Series B Samaritan Medical Center Obligated Group	4.25	11-1-2028	215,000	198,787
Utilities revenue: 0.09%
New York Energy Research & Development Authority Green Bond Series A	4.81	4-1-2034	380,000	370,264
Oklahoma: 0.10%
Health revenue: 0.10%
Oklahoma Development Finance Authority	5.45	8-15-2028	500,000	401,174
Texas: 0.14%
Industrial development revenue: 0.14%
Port Beaumont TX IDA Jefferson Gulf Coast 144A	4.10	1-1-2028	700,000	569,267
Wisconsin: 0.25%
Education revenue: 0.25%
Burrell College of Osteopathic Medicine Project PFA 144A	5.13	6-1-2028	1,040,000	974,323
Total Municipal obligations (Cost $15,853,068)				14,610,582
Non-agency mortgage-backed securities: 6.39%
Arroyo Mortgage Trust Series 2022-1 Class A3 144A	3.65	12-25-2056	1,450,000	1,100,365
BX Trust Series 2022-LP2 Class E (U.S. SOFR 1 Month +2.61%) 144A±	6.94	2-15-2039	2,785,170	2,592,083
Capital Automotive Real Estate Services Series 1A Class A6 144A	3.81	2-15-2050	496,146	406,491
Credit Suisse Mortgage Trust Series 2021-NQM8 Class M1 144A±±	3.26	10-25-2066	2,000,000	1,207,865
Dell Equipment Finance Trust Series 2022-2 Class D 144A	5.72	1-24-2028	600,000	581,332
Ellington Financial Mortgage Trust Series 2022-1 Class M1 144A±±	3.50	1-25-2067	1,750,000	1,047,033
Flexential Issuer LLC Series 2021-1A Class C 144A	6.93	11-27-2051	4,000,000	3,456,757
GCAT Series 2021-NQM6 Class M1 144A±±	3.41	8-25-2066	2,000,000	1,289,773
Golub Capital Partners Funding LLC Series2021-2A Class B 144A	3.99	10-19-2029	500,000	413,523
Goodleap Sustainable Home Improvement Series 2022-1GS Class C 144A	3.50	1-20-2049	2,868,382	1,846,418
JPMorgan Mortgage Trust Series 2019-2 Class A3 144A±±	4.00	8-25-2049	43,270	41,150
New Residential Mortgage Loan Trust Series 2022-NQM1 Class M1 144A±±	3.60	4-25-2061	2,500,000	1,619,697
Oxford Finance Funding Trust Series 2022-1A Class B 144A	4.10	2-15-2030	4,500,000	4,069,864
PRKCM 2022-AFC1 Trust Class M1 144A±±	4.19	4-25-2057	600,000	450,748
Purewest Funding LLC Series 2021-1 Class A1 144A	4.09	12-22-2036	672,688	637,777
Sequoia Mortgage Trust Series 2018-6 Class A19 144A±±	4.00	7-25-2048	80,730	74,038
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  19

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Service Experts Issuer Series 2021-1A Class C 144A	5.37%	2-2-2032	$3,000,000	$ 2,561,401
Starwood Mortgage Residential Series 2021-6 144A±±	3.39	11-25-2066	3,000,000	1,943,917
Total Non-agency mortgage-backed securities (Cost $32,358,666)				25,340,232

	Dividend Yield	Shares
Preferred stocks: 0.15%
Energy: 0.02%
Oil, gas & consumable fuels: 0.02%
Petroleo Brasil SP ADR	7.69	6,040	56,112
Financials: 0.02%
Banks: 0.02%
Itau Unibanco Holding SA	2.59	18,100	85,724
Information technology: 0.07%
Technology hardware, storage & peripherals: 0.07%
Samsung Electronics Company Limited	4.65	7,198	288,448
Materials: 0.04%
Chemicals: 0.04%
LG Chem Limited	2.93	780	172,093
Total Preferred stocks (Cost $707,780)			602,377

	Interest rate		Principal
Yankee corporate bonds and notes: 9.97%
Communication services: 0.46%
Media: 0.27%
Videotron Limited 144A	5.13	4-15-2027	$1,155,000	1,090,932
Wireless telecommunication services: 0.19%
Connect U.S. Finco LLC 144A	6.75	10-1-2026	795,000	736,774
Energy: 0.34%
Oil, gas & consumable fuels: 0.34%
Baytex Energy Corporation 144A«	8.75	4-1-2027	500,000	508,735
NorthRiver Midstream Finance LP 144A	5.63	2-15-2026	880,000	833,429
				1,342,164
Financials: 6.54%
Banks: 5.45%
Barclays plc (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.84%) ʊ±	7.75	9-15-2023	2,160,000	2,108,808
Credit Agricole SA (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.90%) 144Aʊ±	7.88	1-23-2024	1,750,000	1,733,900
Danske Bank AS (7 Year Treasury Constant Maturity +4.13%) ʊ±	7.00	6-26-2025	2,300,000	2,179,250
See accompanying notes to portfolio of investments

20  |  Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
HSBC Holdings plc (USD ICE Swap Rate 11:00am NY 5 Year +4.37%) ʊ±	6.38%	3-30-2025	$2,000,000	$ 1,938,154
ING Groep NV (USD ICE Swap Rate 11:00am NY 5 Year +4.20%) ʊ±	6.75	4-16-2024	3,800,000	3,651,990
Lloyds Banking Group plc (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.76%) ʊ±	7.50	6-27-2024	3,665,000	3,552,118
NatWest Group plc (5 Year Treasury Constant Maturity +3.10%) ʊ±	4.60	6-28-2031	1,500,000	1,073,892
Skandinaviska Enskilda Banken AB (5 Year Treasury Constant Maturity +3.46%) ʊ±	5.13	5-13-2025	2,000,000	1,862,500
Societe Generale SA (USD ICE Swap Rate 11:00am NY 5 Year +5.87%) 144Aʊ±	8.00	2-9-2025	3,535,000	3,539,419
				21,640,031
Capital markets: 0.69%
Credit Suisse Group AG (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.60%) 144Aʊ±	7.50	12-11-2023	2,395,000	2,083,650
Credit Suisse Group AG (5 Year Treasury Constant Maturity +4.89%) 144Aʊ±	5.25	2-11-2027	1,000,000	650,681
				2,734,331
Diversified financial services: 0.40%
Castlelake Aviation Finance 144A	5.00	4-15-2027	830,000	722,236
New Red Finance Incorporated 144A	3.88	1-15-2028	350,000	313,091
New Red Finance Incorporated 144A	4.00	10-15-2030	650,000	526,377
				1,561,704
Health care: 0.69%
Biotechnology: 0.27%
Grifols Escrow Issuer SA 144A	4.75	10-15-2028	1,270,000	1,096,607
Pharmaceuticals: 0.42%
Bausch Health Companies Incorporated 144A	4.88	6-1-2028	445,000	283,039
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	1,530,000	733,880
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	655,000	638,625
				1,655,544
Industrials: 1.66%
Airlines: 0.64%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50	7-15-2026	1,805,000	1,832,313
VistaJet Malta Finance PLC 144A	6.38	2-1-2030	880,000	705,606
				2,537,919
Electrical equipment: 0.50%
Sensata Technologies BV 144A	4.00	4-15-2029	1,645,000	1,418,813
Sensata Technologies BV 144A	5.88	9-1-2030	580,000	549,681
				1,968,494
Trading companies & distributors: 0.52%
Fly Leasing Limited 144A	7.00	10-15-2024	2,670,000	2,082,643
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  21

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 0.17%
Technology hardware, storage & peripherals: 0.17%
Seagate HDD Cayman	4.13%	1-15-2031	$296,000	$ 231,047
Seagate HDD Cayman 144A	9.63	12-1-2032	419,200	459,779
				690,826
Materials: 0.11%
Containers & packaging: 0.11%
Ardagh Packaging Finance plc 144A	6.00	6-15-2027	450,000	440,525
Total Yankee corporate bonds and notes (Cost $44,113,408)				39,578,494

		Yield	Shares
Short-term investments: 3.15%
Investment companies: 3.15%
Allspring Government Money Market Fund Select Class ♠∞##		4.09	6,621,213	6,621,213
Securities Lending Cash Investments LLC ♠∩∞		4.36	5,869,326	5,869,326
Total Short-term investments (Cost $12,490,523)				12,490,539
Total investments in securities (Cost $435,980,060)	99.92%			396,594,855
Other assets and liabilities, net	0.08			316,123
Total net assets	100.00%			$396,910,978

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
†	Non-income-earning security
♦	The security is fair valued in accordance with Allspring Funds Management's valuation procedures, as the Board-designated valuation designee.
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $34,596,541), representing 0.00% of its net assets as of period end.
‡	Security is valued using significant unobservable inputs.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for unfunded loans.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

See accompanying notes to portfolio of investments

22  |  Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2022 (unaudited)

Abbreviations:
ADR	American depositary receipt
CDA	Community Development Authority
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GDR	Global depositary receipt
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
PFA	Public Finance Authority
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$23,698,082	$29,872,385	$(46,949,254)	$ 0	$ 0	$ 6,621,213	6,621,213	$111,642
Securities Lending Cash Investments LLC	3,949,063	13,492,162	(11,571,787)	(128)	16	5,869,326	5,869,326	47,418#
				$(128)	$16	$12,490,539		$159,060

#	Amount shown represents income before fees and rebates.
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
13,619,587 USD	12,785,000 EUR	Citibank National Association	3-31-2023	$0	$(150,146)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CAC 40 Index	144	1-20-2023	$10,258,620	$9,973,935	$0	$(284,685)
E-Mini S&P 500 Index	25	3-17-2023	4,877,124	4,826,250	0	(50,874)
XAP Consumer Staples Index	199	3-17-2023	15,282,155	15,052,360	0	(229,795)
10-Year U.S. Treasury Notes	382	3-22-2023	43,075,330	42,897,406	0	(177,924)
Short
DAX Index	(27)	3-17-2023	(10,391,248)	(10,107,077)	284,171	0
Euro STOXX 50 Index	(360)	3-17-2023	(15,126,650)	(14,585,945)	540,705	0
U.S. Ultra Treasury Bonds	(108)	3-22-2023	(14,472,826)	(14,505,750)	0	(32,924)
					$824,876	$(776,202)
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  23

Portfolio of investments—December 31, 2022 (unaudited)

Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy protection
Markit CDX North America High Yield Index	5.00%	Quarterly	12-20-2025	USD	990,000	$27,303	$53,020	$0	$(25,717)
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
iShares MSCI EAFE ETF	Morgan Stanley Company Incorporated	(522)	$(3,627,900)	$69.50	1-13-2023	$(5,481)
iShares MSCI EAFE ETF	Morgan Stanley Company Incorporated	(161)	(1,135,050)	70.50	1-13-2023	(144)
iShares MSCI EAFE ETF	Morgan Stanley Company Incorporated	(321)	(2,279,100)	71.00	1-20-2023	(706)
iShares MSCI EAFE ETF	Morgan Stanley Company Incorporated	(782)	(5,513,100)	70.50	1-27-2023	(10,164)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company Incorporated	(1,784)	(7,492,800)	42.00	1-6-2023	(1)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company Incorporated	(1,210)	(5,021,500)	41.50	1-13-2023	(285)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company Incorporated	(1,027)	(4,159,350)	40.50	1-20-2023	(8,730)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company Incorporated	(765)	(3,136,500)	41.00	1-27-2023	(6,106)
Nasdaq 100 Stock Index	Morgan Stanley Company Incorporated	(4)	(5,350,000)	13,375.00	1-6-2023	0
Nasdaq 100 Stock Index	Morgan Stanley Company Incorporated	(5)	(6,525,000)	13,050.00	1-13-2023	(21)
Nasdaq 100 Stock Index	Morgan Stanley Company Incorporated	(5)	(6,362,500)	12,725.00	1-20-2023	(988)
Nasdaq 100 Stock Index	Morgan Stanley Company Incorporated	(5)	(6,262,500)	12,525.00	1-27-2023	(3,075)
Russell 2000 Index	Morgan Stanley Company Incorporated	(17)	(3,544,500)	2,085.00	1-6-2023	0
Russell 2000 Index	Morgan Stanley Company Incorporated	(5)	(972,500)	1,945.00	1-6-2023	(4)
Russell 2000 Index	Morgan Stanley Company Incorporated	(18)	(3,627,000)	2,015.00	1-13-2023	(36)
Russell 2000 Index	Morgan Stanley Company Incorporated	(1)	(188,000)	1,880.00	1-20-2023	(495)
Russell 2000 Index	Morgan Stanley Company Incorporated	(15)	(3,030,000)	2,020.00	1-20-2023	(488)
Russell 2000 Index	Morgan Stanley Company Incorporated	(15)	(3,022,500)	2,015.00	1-27-2023	(938)
S&P 500 Index	Morgan Stanley Company Incorporated	(32)	(14,080,000)	4,400.00	1-6-2023	0
S&P 500 Index	Morgan Stanley Company Incorporated	(28)	(12,110,000)	4,325.00	1-13-2023	(420)
S&P 500 Index	Morgan Stanley Company Incorporated	(15)	(6,405,000)	4,270.00	1-20-2023	(750)
S&P 500 Index	Morgan Stanley Company Incorporated	(26)	(11,115,000)	4,275.00	1-27-2023	(2,925)
SPDR Euro STOXX 50 ETF	Morgan Stanley Company Incorporated	(91)	(373,100)	41.00	1-20-2023	(1,365)
See accompanying notes to portfolio of investments

24  |  Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2022 (unaudited)

Written options (continued)
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call (continued)
$(43,122)
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  25

Notes to portfolio of investments—December 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2022, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options and swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities

26  |  Allspring Diversified Income Builder Fund

Notes to portfolio of investments—December 31, 2022 (unaudited)

resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of December 31, 2022, the Fund had unfunded loan commitments of $175,500.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Allspring Diversified Income Builder Fund  |  27

Notes to portfolio of investments—December 31, 2022 (unaudited)

Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific

28  |  Allspring Diversified Income Builder Fund

Notes to portfolio of investments—December 31, 2022 (unaudited)

payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Diversified Income Builder Fund  |  29

Notes to portfolio of investments—December 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$14,106,022	$0	$14,106,022
Common stocks
Communication services	7,479,518	693,792	0	8,173,310
Consumer discretionary	12,135,101	171,883	0	12,306,984
Consumer staples	3,770,539	141,468	0	3,912,007
Energy	2,914,643	49,498	0	2,964,141
Financials	15,085,611	2,183,017	0	17,268,628
Health care	14,361,780	0	0	14,361,780
Industrials	9,061,125	80,989	0	9,142,114
Information technology	30,371,302	303,566	0	30,674,868
Materials	2,675,524	180,046	0	2,855,570
Real estate	1,881,449	0	0	1,881,449
Utilities	1,011,068	620,151	0	1,631,219
Corporate bonds and notes	0	160,138,039	0	160,138,039
Foreign corporate bonds and notes	0	13,154,919	0	13,154,919
Loans	0	10,588,477	813,104	11,401,581
Municipal obligations	0	14,610,582	0	14,610,582
Non-agency mortgage-backed securities	0	25,340,232	0	25,340,232
Preferred stocks
Energy	56,112	0	0	56,112
Financials	0	85,724	0	85,724
Information technology	0	288,448	0	288,448
Materials	0	172,093	0	172,093
Yankee corporate bonds and notes	0	39,578,494	0	39,578,494
Short-term investments
Investment companies	12,490,539	0	0	12,490,539
	113,294,311	282,487,440	813,104	396,594,855
Futures contracts	824,876	0	0	824,876
Total assets	$114,119,187	$282,487,440	$813,104	$397,419,731
Liabilities
Forward foreign currency contracts	$0	$150,146	$0	$150,146
Futures contracts	776,202	0	0	776,202
Written options	41,925	1,197	0	43,122
Swap contracts	0	25,717	0	25,717
Total liabilities	$818,127	$177,060	$0	$995,187
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of December 31, 2022, $4,221,047 was segregated as cash collateral for open futures contracts and $41,330 was segregated as cash collateral for swap contracts. The Fund also had $993,037 segregated as cash collateral for open forward foreign currency contracts.
For the three months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.

30  |  Allspring Diversified Income Builder Fund